Available-For-Sale Marketable Securities (Available-For-Sale Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost	$ 12,808	$ 26,063
Gross unrealized gains	99	153
Gross unrealized losses	(71)	(66)
Available-for-sale securities Fair value	12,836	26,150
Government Debentures - Fixed And Floating Interest Rate [Member]
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost	887	1,443
Gross unrealized gains	0	22
Gross unrealized losses	(7)
Available-for-sale securities Fair value	880	1,465
Corporate Debenture - Fix And Floating Interest Rate [Member]
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost	11,921	24,620
Gross unrealized gains	99	131
Gross unrealized losses	(64)	(66)
Available-for-sale securities Fair value	$ 11,956	$ 24,685